Shareholders' Equity (Details Textual)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Common Stock, Voting Rights	one vote for each Ordinary Share
Common Stock, Shares, Outstanding	3,155,440	2,792,967
Temporary Equity, Shares Outstanding	4,032,060